Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Debt securities	CAD 174,000	CAD 168,622
Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,768	893
Less than 90 days [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	161	192
Cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Short-term securities with maturities of less than one year	2,737	3,111
Cash equivalents	9,131	8,863
Cash	4,097	3,177
Other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets leveraged leases	3,273	3,369
Accumulated depreciation and amortisation [Member] | Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Accumulated depreciation of own use property	389	404
Private equity [Member] | Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	4,959	4,619
Power and infrastructure [Member] | Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	7,355	6,679
Oil and gas [Member] | Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	2,813	2,093
Timber and agriculture [Member] | Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	5,033	4,972
Other invested assets [Member] | Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	CAD 570	CAD 488